	VOLUMETRIC FUND, INC.
	STATEMENT OF NET ASSETS (unaudited)
	June 30, 2022

Equities: 72.7%
Shares	Company	Value
	AGRICULTURAL CHEMICALS -- 1.9%
8,000	CF Industries Holdings	$ 685,840

	AGRICULTURAL PRODUCTS WHSLRS -- 2.3%
9,200	Bunge, Ltd.	834,348

	APPAREL, FOOTWEAR & ACC DESIGN -- 2.2%
3,600	Nike Inc Cl B	367,920
4,800	Ralph Lauren Corporation	430,320
		798,240
	APPLICATION SOFTWARE -- 1.7%
3,700	Salesforce.Com Inc*	610,648

	BANKS -- 1.0%
2,400	PNC Financial Services Gr	378,648

	BASIC & DIVERSIFIED CHEMICALS -- 1.4%
5,300	Westlake Chemical Corp	519,506

	BUILDING MATERIALS -- 2.2%
3,300	Carlisle Cos, Inc.	787,413

	COMMUNICATIONS EQUIPMENT -- 2.6%
4,300	Apple, Inc.	587,896
11,900	Corning Inc	374,969
		962,865
	COMPUTER HARDWARE & STORAGE -- 0.9%
7,200	Western Digital Corp*	322,776

	COURIER SERVICES -- 1.2%
1,900	FedEx Corporation	430,749

	DATA & TRANSACTION PROCESSORS -- 1.4%
2,500	Automatic Data Processing	525,100

	DEFENSE -- 1.5%
2,400	General Dynamics Corp	531,000

	DIVERSIFIED BANKS -- 1.1%
3,600	JPMorgan Chase & Co	405,396

	DIVERSIFIED INDUSTRIALS -- 2.5%
6,100	Emerson Electric Company	485,194
2,500	Honeywell International Inc	434,525
		919,719
	ELECTRIC TRANSMISSION & DIST -- 1.4%
5,200	Consolidated Edison Inc	494,520

	ENGINEERING SERVICES -- 2.2%
6,200	Jacobs Engineering Group	788,206

	EQUITY -- 5.2%
5,000	SPDR S&P 500 ETF Trust	1,886,250

	HEALTH CARE SERVICES -- 1.1%
3,000	Quest Diagnostics	398,940

	HEALTH CARE SUPPLY CHAIN -- 1.3%
5,300	CVS Health Corp	491,098

	VOLUMETRIC FUND, INC. STATEMENT OF NET ASSETS (unaudited) June 30, 2022 (continued)

Shares	Company	Value
	HOME PRODUCTS -- 1.3%
5,300	Church & Dwight Co Inc	$ 491,098

	HOUSEWARES -- 1.0%
19,600	Newell Brands, Inc.	373,184

	INDUSTRIAL WHOLESALE & RENTAL -- 1.1%
900	W.W. Grainger Inc	408,987

	INFRASTRUCTURE SOFTWARE -- 0.9%
1,300	Microsoft Corporation	333,879

	INSTITUTIONAL BROKERAGE -- 1.9%
9,180	Morgan Stanley	698,231

	INSURANCE BROKERS & SERVICES -- 1.4%
3,100	Arthur J Gallagher & Co	505,424

	INTEGRATED ELECTRIC UTILITIES -- 1.2%
4,500	American Electric Power	431,730

	LARGE PHARMA -- 3.2%
2,900	Johnson & Johnson	514,779
12,500	Pfizer Inc	655,375
		1,170,154
	LIFE SCIENCE & DIAGNOSTICS -- 0.9%
2,900	Agilent Technologies Inc	344,433

	MANAGED CARE -- 3.0%
900	Humana Inc	421,263
1,300	UnitedHealth Group, Inc.	667,719
		1,088,982
	NON-ALCOHOLIC BEVERAGES -- 1.2%
4,900	Monster Beverage Corp*	454,230

	ONLINE MARKETPLACE -- 1.4%
5,000	Amazon.Com Inc*	531,050

	OTHER MACHINERY & EQUIPMENT -- 1.1%
4,000	Stanley Black & Decker	419,440

	P&C INSURANCE -- 2.6%
10,000	American Intl Group, Inc.	511,300
7,500	Loews Corp	444,450
		955,750
	PACKAGED FOOD -- 3.6%
4,400	McCormick & Co., Inc.	366,300
7,000	Mondelez International	434,630
3,900	J.M. Smucker Company	499,239
		1,300,169
	RAILROAD ROLLING STOCK -- 1.3%
5,600	Westinghouse Air Brake	459,648

	RECREATIONAL VEHICLES -- 1.0%
3,500	Polaris Industries Inc	347,480

	SECURITY & CMDTY EXCHANGES -- 1.3%
2,400	CME Group, Inc.	491,280

	VOLUMETRIC FUND, INC. STATEMENT OF NET ASSETS (unaudited) June 30, 2022 (continued)

Shares	Company	Value
	SEMICONDUCTOR DEVICES -- 2.2%
3,800	Advanced Micro Devices*	$ 290,586
3,600	Analog Devices Inc	525,924
		816,510
	SEMICONDUCTOR MFG -- 0.8%
3,200	Applied Materials Inc	291,136

	STEEL PRODUCERS -- 1.2%
4,300	Nucor Corp	448,963

	WASTE MANAGEMENT -- 2.2%
6,600	Waste Connections Inc	818,136

	WEALTH MANAGEMENT -- 1.8%
7,200	Raymond James Financial	643,752

TOTAL EQUITIES (Cost: $ 20,928,444)		26,594,908
INVESTMENT COMPANY 27.2%
9,927,402 Shares -- Fidelity Investment Money Market
Gov Portfolio - Class I, 1.21%** (Cost: $9,927,402)		9,927,402
TOTAL INVESTMENTS (Cost: $30,855,846): 99.9%		36,522,310
CASH EQUIVALENTS/RECEIVABLE: 0.1%
Dividends and Interest Receivable		34,464
TOTAL RECEIVABLES		34,464
TOTAL ASSETS		36,556,774
Less Liabilities: 0.0%
TOTAL LIABILITIES		-
NET ASSETS 100.0%		$ 36,556,774
VOLUMETRIC SHARES OUTSTANDING		1,714,985
NET ASSET VALUE, OFFERING & REDEMPTION
PRICE PER SHARE		$21.32

See notes to financial statements

*  Non-income producing security.

** Variable Rate Security. The rate presented is as of June 30, 2022.

The following is the valuation policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 applicable to investment companies.

a)Valuation of Securities: Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the closing price on the day of valuation. If a market quote is not available, the Fund will value the security at fair market value as determined in good faith by Volumetric Advisers, Inc., as directed by the Board of Directors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•Level 1 – quoted prices in active markets for identical securities

•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily indications of the risk associated with investing in those securities.

As of June 30, 2022, all the securities held by the Fund were valued using Level 1 inputs. See the Fund’s Statement of Net Assets for a listing of securities valued using Level 1 inputs by security type and industry type, as required by GAAP.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of June 30, 2022:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$ 26,594,908	$ 0	$ 0	$ 26,594,908
Short Term Investments	$ 9,927,402	$ 0	$ 0	$ 9,927,402
Total	$ 36,522,310	$ 0	$ 0	$ 36,522,310

(1)Please refer to the Statement of Net Assets to view Common Stocks segregated by industry type.

During the period ended June 30, 2022, the fund did not hold any Level 2 or Level 3 securities, nor were there any transfers into or out of Level 2 or Level 3.